Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
Wilson Bank Holding Company -
Parent Company Financial Information
WILSON BANK HOLDING COMPANY
(Parent Company Only)
Balance Sheets
December 31, 2018 and 2017

	Dollars In Thousands
	2018		2017
ASSETS
Cash	$2,759	*	1,589	*
Investment in wholly-owned commercial bank subsidiary	293,420		266,159
Deferred income taxes	469		178
Refundable income taxes	177		181
Total assets	$296,825		268,107
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	$1,158		377
Total liabilities	1,158		377

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,623,810 and 10,450,711 shares issued and outstanding, respectively	21,248		20,901
Additional paid-in capital	73,960		66,047
Retained earnings	208,164		185,017
Net unrealized losses on available-for-sale securities, net of income taxes of $2,726 and $1,498, respectively	(7,705)		(4,235)
Total stockholders’ equity	295,667		267,730
Total liabilities and stockholders’ equity	$296,825		268,107

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Earnings
Three Years Ended December 31, 2018

	Dollars In Thousands
	2018		2017		2016
Income:
Dividends from commercial bank subsidiary	$3,000		1,500		1,500
Expenses:
Directors’ fees	254		334		327
Other	1,351		805		194
	1,605		1,139		521
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	1,395		361		979
Federal income tax benefits	468		359		169
	1,863		720		1,148
Equity in undistributed earnings of commercial bank subsidiary	30,731	*	22,806	*	24,485	*
Net earnings	$32,594		23,526		25,633

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows
Three Years Ended December 31, 2018
Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2018	2017	2016
Cash flows from operating activities:
Cash paid to suppliers and other	$(367)	(447)	(417)
Tax benefits received	181	169	198
Net cash used in operating activities	(186)	(278)	(219)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	3,000	1,500	1,500
Net cash provided by investing activities	3,000	1,500	1,500
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(61)	—	—
Dividends paid	(9,447)	(6,729)	(5,756)
Proceeds from sale of stock pursuant to dividend reinvestment plan	7,470	5,266	4,316
Proceeds from exercise of stock options	394	152	152
Net cash used in financing activities	(1,644)	(1,311)	(1,288)
Net increase (decrease) in cash and cash equivalents	1,170	(89)	(7)
Cash and cash equivalents at beginning of year	1,589	1,678	1,685
Cash and cash equivalents at end of year	$2,759	1,589	1,678

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows, Continued
Three Years Ended December 31, 2018
Increase (Decrease) in Cash and Cash Equivalents

	Dollars in Thousands
	2018	2017	2016
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$32,594	23,526	25,633
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(33,731)	(24,306)	(25,985)
Decrease (increase) in refundable income taxes	5	(12)	29
Increase in deferred taxes	(291)	(178)	—
Share based compensation expense	1,237	692	104
Total adjustments	(32,780)	(23,804)	(25,852)
Net cash used in operating activities	$(186)	(278)	(219)